UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Brian C. Janssen

The American Funds Income Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

U.S. Government Securities Fund®

Semi-annual report for the six months ended February 28, 2021

Seeking stability in
uncertain markets

U.S. Government Securities Fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–5.01%	1.55%	2.31%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.66% for Class A shares as of the prospectus dated October 30, 2020.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fund shares of U.S. Government Securities Fund are not guaranteed by the U.S. government.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for U.S. Government Securities Fund for the periods ended February 28, 2021, are shown in the table below, as well as results of the fund’s benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ GVTFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

15	Financial statements

18	Notes to financial statements

29	Financial highlights

Results at a glance

For periods ended February 28, 2021, with dividends reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 10/17/85)

U.S. Government Securities Fund (Class A shares)	3.40%	2.71%	2.82%	5.42%
Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index*	0.63	2.62	2.96	6.18
Lipper General U.S. Government Funds Average†	0.51	2.27	2.69	5.53

*	Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index is a market value-weighted index that covers fixed-rate, publicly placed, dollar denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. Source: Refinitiv Lipper. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

The fund’s 30-day yield for Class A shares as of March 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.31%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.68%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

U. S. Government Securities Fund	1

Investment portfolio February 28, 2021	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	54.94%
AAA/Aaa	21.63
AA/Aa	.18
Short-term securities & other assets less liabilities	23.25

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 76.75%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 51.82%
U.S. Treasury 45.27%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 0.33% 2021[1]	$200,000	$200,416
U.S. Treasury 1.50% 2021	93,000	93,992
U.S. Treasury 0.125% 2022	96,631	96,645
U.S. Treasury 0.125% 2022	65,000	65,027
U.S. Treasury 0.125% 2022	48,415	48,427
U.S. Treasury 0.125% 2022	30,116	30,122
U.S. Treasury 1.375% 2022	10,000	10,118
U.S. Treasury 1.50% 2022	135,000	137,744
U.S. Treasury 1.50% 2022	25,000	25,533
U.S. Treasury 1.75% 2022	48,600	49,606
U.S. Treasury 1.875% 2022	34,000	34,943
U.S. Treasury 2.00% 2022	67,750	69,866
U.S. Treasury 0.50% 2023	30,000	30,218
U.S. Treasury 1.50% 2023	20,000	20,512
U.S. Treasury 1.625% 2023	13,000	13,412
U.S. Treasury 2.625% 2023	131,950	138,497
U.S. Treasury 2.625% 2023	30,888	32,663
U.S. Treasury 2.75% 2023	64,293	68,014
U.S. Treasury 2.75% 2023	35,200	37,385
U.S. Treasury 2.875% 2023	90,800	97,377
U.S. Treasury 2.875% 2023	16,500	17,666
U.S. Treasury 1.50% 2024[2]	288,000	299,321
U.S. Treasury 1.50% 2024	123,000	127,818
U.S. Treasury 1.50% 2024	36,500	37,941
U.S. Treasury 1.75% 2024	204,000	214,024
U.S. Treasury 1.75% 2024	53,722	56,205
U.S. Treasury 2.00% 2024	158,000	166,392
U.S. Treasury 2.00% 2024	45,000	47,463
U.S. Treasury 2.00% 2024	17,400	18,337
U.S. Treasury 2.25% 2024	57,250	61,102
U.S. Treasury 0.25% 2025	266,000	261,992
U.S. Treasury 0.25% 2025	171,000	168,200
U.S. Treasury 0.25% 2025	128,150	125,795
U.S. Treasury 0.25% 2025	37,000	36,356
U.S. Treasury 0.25% 2025	900	887
U.S. Treasury 0.375% 2025	753,000	741,776

2	U. S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.375% 2025	$227,000	$223,881
U.S. Treasury 2.125% 2025	6,500	6,931
U.S. Treasury 2.25% 2025	11,000	11,817
U.S. Treasury 2.625% 2025	20,000	21,855
U.S. Treasury 2.75% 2025	38,000	41,408
U.S. Treasury 2.875% 2025[2]	82,200	90,416
U.S. Treasury 2.875% 2025	55,500	60,924
U.S. Treasury 2.875% 2025	20,000	21,936
U.S. Treasury 0.375% 2026	926,600	911,819
U.S. Treasury 0.50% 2026	3,000	2,966
U.S. Treasury 1.375% 2026	35,000	36,037
U.S. Treasury 1.625% 2026	25,775	26,859
U.S. Treasury 1.75% 2026	63,900	67,047
U.S. Treasury 1.875% 2026	25,500	26,956
U.S. Treasury 1.875% 2026	10,000	10,572
U.S. Treasury 2.125% 2026	35,750	38,253
U.S. Treasury 2.25% 2026	5,200	5,595
U.S. Treasury 2.375% 2026	50,000	54,134
U.S. Treasury 2.625% 2026	73,800	80,702
U.S. Treasury 0.375% 2027	89,750	86,207
U.S. Treasury 0.375% 2027	70,750	67,734
U.S. Treasury 0.50% 2027	47,750	46,032
U.S. Treasury 0.50% 2027	44,000	42,525
U.S. Treasury 0.50% 2027	14,000	13,576
U.S. Treasury 0.625% 2027	348,337	337,748
U.S. Treasury 2.375% 2027	10,000	10,858
U.S. Treasury 0.75% 2028	24,974	24,396
U.S. Treasury 2.875% 2028	10,000	11,233
U.S. Treasury 0.625% 2030	43,000	40,319
U.S. Treasury 0.625% 2030	30,950	28,918
U.S. Treasury 0.875% 2030	526,465	502,340
U.S. Treasury 6.25% 2030	5,250	7,535
U.S. Treasury 1.125% 2031	1,300	1,268
U.S. Treasury 5.00% 2037	1,000	1,463
U.S. Treasury 1.125% 2040	176,350	150,881
U.S. Treasury 1.125% 2040	143,300	123,289
U.S. Treasury 1.375% 2040	10,914	9,761
U.S. Treasury 4.625% 2040	5,600	8,065
U.S. Treasury 1.875% 2041	60,963	59,548
U.S. Treasury 3.125% 2041	10,000	11,960
U.S. Treasury 4.375% 2041	7,000	9,867
U.S. Treasury 2.75% 2042	27,000	30,261
U.S. Treasury 2.75% 2042	6,000	6,773
U.S. Treasury 2.875% 2043	10,880	12,522
U.S. Treasury 3.375% 2044	18,500	23,024
U.S. Treasury 2.875% 2045	5,000	5,762
U.S. Treasury 3.00% 2045	3,500	4,124
U.S. Treasury 3.00% 2045	3,350	3,942
U.S. Treasury 2.50% 2046	50,000	53,899
U.S. Treasury, principal only, 0% 2047	1,000	561
U.S. Treasury 2.75% 2047	7,250	8,212
U.S. Treasury 2.75% 2047	3,000	3,397
U.S. Treasury 3.00% 2047	54,200	64,166
U.S. Treasury 3.00% 2048	6,000	7,135
U.S. Treasury 3.00% 2048	3,000	3,561
U.S. Treasury 3.125% 2048	6,500	7,893
U.S. Treasury 3.375% 2048	6,572	8,358
U.S. Treasury 2.25% 2049	26,050	26,848
U.S. Treasury 2.375% 2049	88,250	93,408
U.S. Treasury 2.875% 2049[2]	94,000	109,723
U.S. Treasury 3.00% 2049[2]	56,947	67,906
U.S. Treasury 1.25% 2050[2]	487,450	393,960
U.S. Treasury 1.375% 2050	777,675	649,843
U.S. Treasury 1.625% 2050[2]	1,070,706	953,641
U.S. Treasury 2.00% 2050	241,408	235,517
U.S. Treasury 1.875% 2051	35,294	33,412
		9,825,271

U. S. Government Securities Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 6.55%
U.S. Treasury Inflation-Protected Security 0.125% 2021[3]	$489,046	$492,477
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	79,750	81,628
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	33,975	36,119
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	152,485	167,310
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	45,861	50,172
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	202,508	221,138
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	3,271	4,838
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	98,604	117,238
U.S. Treasury Inflation-Protected Security 0.875% 2047[3]	15,214	18,839
U.S. Treasury Inflation-Protected Security 1.00% 2049[2,3]	51,134	65,860
U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	2,214	2,390
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	158,334	164,413
		1,422,422

Total U.S. Treasury bonds & notes		11,247,693

Mortgage-backed obligations 21.81%
Federal agency mortgage-backed obligations 21.81%
Fannie Mae Pool #AH2358 4.00% 2026[4]	903	963
Fannie Mae Pool #AI4191 4.00% 2026[4]	502	536
Fannie Mae Pool #256740 4.50% 2027[4]	12	12
Fannie Mae Pool #257055 6.50% 2027[4]	293	333
Fannie Mae Pool #256993 6.50% 2027[4]	128	144
Fannie Mae Pool #AZ4646 3.50% 2030[4]	174	187
Fannie Mae Pool #AZ0554 3.50% 2030[4]	149	161
Fannie Mae Pool #AY1948 3.50% 2030[4]	124	134
Fannie Mae Pool #AS7323 2.50% 2031[4]	1,731	1,835
Fannie Mae Pool #735571 8.00% 2031[4]	160	175
Fannie Mae Pool #FM1162 2.50% 2032[4]	1,640	1,734
Fannie Mae Pool #BM1036 2.50% 2032[4]	194	205
Fannie Mae Pool #AS8610 3.00% 2032[4]	206	217
Fannie Mae Pool #BJ7193 3.00% 2033[4]	755	813
Fannie Mae Pool #CA1442 3.00% 2033[4]	692	746
Fannie Mae Pool #BJ4573 3.00% 2033[4]	499	530
Fannie Mae Pool #BJ5302 3.00% 2033[4]	417	440
Fannie Mae Pool #695412 5.00% 2033[4]	4	5
Fannie Mae Pool #BO6247 2.50% 2034[4]	6,872	7,228
Fannie Mae Pool #FM1490 3.50% 2034[4]	4,341	4,677
Fannie Mae Pool #BN1085 4.00% 2034[4]	15	15
Fannie Mae Pool #BN3172 4.00% 2034[4]	11	12
Fannie Mae Pool #AD3566 5.00% 2035[4]	54	60
Fannie Mae Pool #MA2787 4.00% 2036[4]	12,188	13,395
Fannie Mae Pool #MA2588 4.00% 2036[4]	7,289	8,010
Fannie Mae Pool #MA2717 4.00% 2036[4]	5,754	6,337
Fannie Mae Pool #MA2746 4.00% 2036[4]	5,288	5,812
Fannie Mae Pool #AS6870 4.00% 2036[4]	3,389	3,724
Fannie Mae Pool #MA2819 4.00% 2036[4]	679	744
Fannie Mae Pool #MA2856 4.00% 2036[4]	19	21
Fannie Mae Pool #MA3099 4.00% 2037[4]	6,138	6,709
Fannie Mae Pool #256860 6.50% 2037[4]	65	77
Fannie Mae Pool #256810 6.50% 2037[4]	53	61
Fannie Mae Pool #888372 6.50% 2037[4]	25	29
Fannie Mae Pool #888698 7.00% 2037[4]	128	148
Fannie Mae Pool #256828 7.00% 2037[4]	15	17
Fannie Mae Pool #923171 7.50% 2037[4]	3	3
Fannie Mae Pool #889101 1.63% 2038[1,4]	48	50
Fannie Mae Pool #964279 2.633% 2038[1,4]	47	48
Fannie Mae Pool #964708 2.765% 2038[1,4]	6	6
Fannie Mae Pool #970343 6.00% 2038[4]	36	37
Fannie Mae Pool #889388 7.00% 2038[4]	172	203
Fannie Mae Pool #AC0794 5.00% 2039[4]	258	301
Fannie Mae Pool #931768 5.00% 2039[4]	44	51
Fannie Mae Pool #AE7629 2.273% 2040[1,4]	21	22
Fannie Mae Pool #AL9335 2.441% 2040[1,4]	1,913	2,023
Fannie Mae Pool #932606 5.00% 2040[4]	135	157
Fannie Mae Pool #AE0844 2.189% 2041[1,4]	160	169
Fannie Mae Pool #AE0789 2.29% 2041[1,4]	146	154
Fannie Mae Pool #AL9531 2.565% 2041[1,4]	1,473	1,557

4	U. S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AL9327 2.777% 2041[1,4]	$1,752	$1,848
Fannie Mae Pool #AL0073 2.90% 2041[1,4]	107	112
Fannie Mae Pool #AL9326 2.961% 2041[1,4]	2,402	2,533
Fannie Mae Pool #AJ1873 4.00% 2041[4]	292	330
Fannie Mae Pool #AH0351 4.50% 2041[4]	654	737
Fannie Mae Pool #AI1862 5.00% 2041[4]	1,083	1,261
Fannie Mae Pool #AI3510 5.00% 2041[4]	642	747
Fannie Mae Pool #AJ0704 5.00% 2041[4]	596	693
Fannie Mae Pool #AJ5391 5.00% 2041[4]	341	394
Fannie Mae Pool #AE1248 5.00% 2041[4]	306	352
Fannie Mae Pool #AE1274 5.00% 2041[4]	242	281
Fannie Mae Pool #AE1277 5.00% 2041[4]	141	162
Fannie Mae Pool #AE1283 5.00% 2041[4]	82	94
Fannie Mae Pool #AP7819 2.24% 2042[1,4]	137	143
Fannie Mae Pool #AL2000 2.503% 2042[1,4]	196	204
Fannie Mae Pool #AL9532 2.539% 2042[1,4]	1,744	1,821
Fannie Mae Pool #AL2184 2.616% 2042[1,4]	307	321
Fannie Mae Pool #AL1941 2.768% 2042[1,4]	196	204
Fannie Mae Pool #AL9533 2.839% 2042[1,4]	796	833
Fannie Mae Pool #AL9530 2.941% 2042[1,4]	1,148	1,204
Fannie Mae Pool #AJ9327 3.50% 2042[4]	41	44
Fannie Mae Pool #AE1290 5.00% 2042[4]	170	195
Fannie Mae Pool #AT5898 3.00% 2043[4]	13,708	14,590
Fannie Mae Pool #AL3829 3.50% 2043[4]	1,815	1,987
Fannie Mae Pool #AT7161 3.50% 2043[4]	550	601
Fannie Mae Pool #AR1512 3.50% 2043[4]	398	436
Fannie Mae Pool #AT0412 3.50% 2043[4]	203	222
Fannie Mae Pool #AT3954 3.50% 2043[4]	142	155
Fannie Mae Pool #AT0300 3.50% 2043[4]	110	119
Fannie Mae Pool #BM6240 2.38% 2044[1,4]	7,597	7,968
Fannie Mae Pool #AX8521 3.50% 2044[4]	203	223
Fannie Mae Pool #AY1829 3.50% 2044[4]	143	154
Fannie Mae Pool #AW8240 3.50% 2044[4]	39	42
Fannie Mae Pool #BE5017 3.50% 2045[4]	954	1,036
Fannie Mae Pool #BE5009 3.50% 2045[4]	774	835
Fannie Mae Pool #AY3880 4.00% 2045[4]	143	155
Fannie Mae Pool #MA2833 3.00% 2046[4]	11,876	12,619
Fannie Mae Pool #BC3465 4.00% 2046[4]	14	16
Fannie Mae Pool #AS8804 3.50% 2047[4]	21,344	23,077
Fannie Mae Pool #CA0770 3.50% 2047[4]	19,423	20,742
Fannie Mae Pool #MA3120 3.50% 2047[4]	10,831	11,543
Fannie Mae Pool #BE8740 3.50% 2047[4]	922	1,003
Fannie Mae Pool #BD2440 3.50% 2047[4]	749	801
Fannie Mae Pool #BE8742 3.50% 2047[4]	288	315
Fannie Mae Pool #BH2848 3.50% 2047[4]	126	136
Fannie Mae Pool #BH2846 3.50% 2047[4]	114	124
Fannie Mae Pool #BH2847 3.50% 2047[4]	67	73
Fannie Mae Pool #BH2597 4.00% 2047[4]	12,881	13,920
Fannie Mae Pool #BJ5015 4.00% 2047[4]	2,784	3,066
Fannie Mae Pool #BH3122 4.00% 2047[4]	77	83
Fannie Mae Pool #BM4488 3.383% 2048[1,4]	20,117	20,918
Fannie Mae Pool #BJ4901 3.50% 2048[4]	645	704
Fannie Mae Pool #BJ8118 3.50% 2048[4]	201	214
Fannie Mae Pool #FM2669 4.00% 2048[4]	6,459	6,930
Fannie Mae Pool #CA2850 4.00% 2048[4]	3,392	3,814
Fannie Mae Pool #BK6840 4.00% 2048[4]	1,863	2,044
Fannie Mae Pool #BK5232 4.00% 2048[4]	1,423	1,576
Fannie Mae Pool #BK9743 4.00% 2048[4]	530	587
Fannie Mae Pool #BK4740 4.00% 2048[4]	205	220
Fannie Mae Pool #BJ4342 4.00% 2048[4]	145	157
Fannie Mae Pool #BJ6169 4.00% 2048[4]	121	130
Fannie Mae Pool #BK7665 4.50% 2048[4]	8,348	9,332
Fannie Mae Pool #BK0951 4.50% 2048[4]	6,130	6,852
Fannie Mae Pool #BN1172 4.50% 2048[4]	386	421
Fannie Mae Pool #BK9761 4.50% 2048[4]	368	407
Fannie Mae Pool #BJ8318 4.50% 2048[4]	331	360
Fannie Mae Pool #BK6577 4.50% 2048[4]	7	8

U. S. Government Securities Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BO2264 3.00% 2049[4]	$53,083	$57,468
Fannie Mae Pool #FM1505 3.00% 2049[4]	18,781	20,158
Fannie Mae Pool #BO5177 3.00% 2049[4]	8,160	8,777
Fannie Mae Pool #BO2890 3.00% 2049[4]	5,770	6,167
Fannie Mae Pool #BN6708 3.50% 2049[4]	34,228	36,717
Fannie Mae Pool #BO3252 3.50% 2049[4]	10,099	11,016
Fannie Mae Pool #CA4151 3.50% 2049[4]	8,907	9,753
Fannie Mae Pool #FM1062 3.50% 2049[4]	7,945	8,714
Fannie Mae Pool #FM1443 3.50% 2049[4]	6,480	7,078
Fannie Mae Pool #FM1220 3.50% 2049[4]	5,593	6,036
Fannie Mae Pool #FM2656 3.50% 2049[4]	4,633	4,974
Fannie Mae Pool #BJ8411 3.50% 2049[4]	1,885	2,046
Fannie Mae Pool #BJ8402 3.547% 2049[1,4]	3,856	4,018
Fannie Mae Pool #BN3931 4.50% 2049[4]	401	437
Fannie Mae Pool #CA5229 3.00% 2050[4]	66,640	71,524
Fannie Mae Pool #CA5509 3.00% 2050[4]	61,954	66,420
Fannie Mae Pool #CA5536 3.00% 2050[4]	35,886	38,564
Fannie Mae Pool #CA5539 3.00% 2050[4]	31,713	33,799
Fannie Mae Pool #FM2179 3.00% 2050[4]	27,644	29,525
Fannie Mae Pool #FM2822 3.00% 2050[4]	19,202	20,466
Fannie Mae Pool #CA5338 3.00% 2050[4]	9,197	9,853
Fannie Mae Pool #FM2777 3.00% 2050[4]	7,556	8,053
Fannie Mae Pool #FM2664 3.50% 2050[4]	35,944	39,605
Fannie Mae Pool #FM2839 3.50% 2050[4]	22,034	23,865
Fannie Mae Pool #FM2389 3.50% 2050[4]	4,000	4,319
Fannie Mae Pool #FM3834 4.50% 2050[4]	7,025	7,625
Fannie Mae Pool #MA4256 2.50% 2051[4]	291	302
Fannie Mae Pool #MA4282 2.50% 2051[4]	277	288
Fannie Mae, Series 2001-4, Class NA, 9.009% 2025[1,4]	2	2
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[4]	163	184
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.398% 2036[1,4]	422	422
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[1,4]	136	148
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[4]	48	56
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[1,4]	554	558
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[4]	612	625
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,4]	1,243	1,258
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	2,183	2,214
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	2,062	2,099
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[4]	1,871	1,913
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[4]	248	249
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.413% 2023[1,4]	1,519	1,564
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.134% 2023[1,4]	2,539	2,669
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.522% 2024[1,4]	1,322	1,381
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.553% 2024[1,4]	1,704	1,801
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.623% 2024[1,4]	1,473	1,563
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.488% 2024[1,4]	5,061	5,435
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 2025[4]	160	162
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[4]	464	474
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[4]	1,391	1,455
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[4]	270	278
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 2026[4]	419	430
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[4]	1,522	1,574
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[4]	2,236	2,315
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[4]	1,085	1,129
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[4]	1,084	1,128
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[4]	1,035	1,080
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.417% 2026[1,4]	543	553
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 2026[4]	61	61
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.477% 2026[1,4]	808	832
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.483% 2026[1,4]	45	45
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.584% 2026[1,4]	764	792
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[4]	1,573	1,655
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[4]	1,426	1,488
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 2027[4]	143	148
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 2027[4]	35	36
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[4,5]	1,420	1,506
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[4]	590	550

6	U. S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	$395	$374
Freddie Mac Pool #G80295 10.00% 2025[4]	1	1
Freddie Mac Pool #QS0124 1.50% 2030[4]	859	874
Freddie Mac Pool #ZT1332 3.00% 2030[4]	4,368	4,641
Freddie Mac Pool #ZK8180 2.50% 2031[4]	2,019	2,134
Freddie Mac Pool #G16634 3.00% 2031[4]	9,237	9,915
Freddie Mac Pool #G18655 3.00% 2032[4]	7,357	7,811
Freddie Mac Pool #V61960 3.00% 2033[4]	3,595	3,840
Freddie Mac Pool #QN1197 2.50% 2034[4]	4,604	4,844
Freddie Mac Pool #1H1354 2.442% 2036[1,4]	135	144
Freddie Mac Pool #C91909 4.00% 2036[4]	130	143
Freddie Mac Pool #840222 2.406% 2040[1,4]	539	571
Freddie Mac Pool #G06459 5.00% 2041[4]	2,036	2,371
Freddie Mac Pool #841039 2.895% 2043[1,4]	7,308	7,609
Freddie Mac Pool #G61082 3.00% 2043[4]	7,783	8,445
Freddie Mac Pool #Q18236 3.50% 2043[4]	816	891
Freddie Mac Pool #Q19133 3.50% 2043[4]	513	560
Freddie Mac Pool #Q17696 3.50% 2043[4]	469	513
Freddie Mac Pool #Q15874 4.00% 2043[4]	68	73
Freddie Mac Pool #Q28558 3.50% 2044[4]	2,156	2,355
Freddie Mac Pool #760014 3.076% 2045[1,4]	1,471	1,532
Freddie Mac Pool #760012 3.122% 2045[1,4]	1,708	1,781
Freddie Mac Pool #760013 3.176% 2045[1,4]	992	1,036
Freddie Mac Pool #Z40130 3.00% 2046[4]	3,138	3,407
Freddie Mac Pool #G60744 3.50% 2046[4]	3,340	3,620
Freddie Mac Pool #760015 2.774% 2047[1,4]	3,308	3,417
Freddie Mac Pool #Q52069 3.50% 2047[4]	1,365	1,486
Freddie Mac Pool #Q51622 3.50% 2047[4]	1,021	1,118
Freddie Mac Pool #Q47615 3.50% 2047[4]	923	1,015
Freddie Mac Pool #G08800 3.50% 2048[4]	4,201	4,477
Freddie Mac Pool #G08804 3.50% 2048[4]	3,672	3,902
Freddie Mac Pool #ZT0538 3.50% 2048[4]	3,014	3,245
Freddie Mac Pool #Q54709 3.50% 2048[4]	1,028	1,118
Freddie Mac Pool #Q55056 3.50% 2048[4]	1,036	1,115
Freddie Mac Pool #Q54701 3.50% 2048[4]	958	1,041
Freddie Mac Pool #Q54782 3.50% 2048[4]	820	891
Freddie Mac Pool #Q54781 3.50% 2048[4]	787	859
Freddie Mac Pool #Q54700 3.50% 2048[4]	714	779
Freddie Mac Pool #Q56590 3.50% 2048[4]	448	483
Freddie Mac Pool #Q56589 3.50% 2048[4]	439	479
Freddie Mac Pool #Q54698 3.50% 2048[4]	376	415
Freddie Mac Pool #Q55060 3.50% 2048[4]	363	393
Freddie Mac Pool #Q54699 3.50% 2048[4]	344	377
Freddie Mac Pool #Q56591 3.50% 2048[4]	339	364
Freddie Mac Pool #Q54831 3.50% 2048[4]	244	268
Freddie Mac Pool #G67711 4.00% 2048[4]	33,006	36,381
Freddie Mac Pool #SI2002 4.00% 2048[4]	3,546	3,819
Freddie Mac Pool #Q56599 4.00% 2048[4]	2,192	2,429
Freddie Mac Pool #Q56175 4.00% 2048[4]	1,518	1,681
Freddie Mac Pool #Q55971 4.00% 2048[4]	1,341	1,481
Freddie Mac Pool #Q55970 4.00% 2048[4]	680	758
Freddie Mac Pool #Q56576 4.00% 2048[4]	499	539
Freddie Mac Pool #Q56064 4.00% 2048[4]	189	203
Freddie Mac Pool #Q58411 4.50% 2048[4]	2,843	3,143
Freddie Mac Pool #Q58436 4.50% 2048[4]	1,281	1,435
Freddie Mac Pool #Q58378 4.50% 2048[4]	1,029	1,132
Freddie Mac Pool #Q57242 4.50% 2048[4]	827	917
Freddie Mac Pool #RA1339 3.00% 2049[4]	7,797	8,311
Freddie Mac Pool #QA4673 3.00% 2049[4]	3,478	3,725
Freddie Mac Pool #ZA6700 3.50% 2049[4]	25,405	27,354
Freddie Mac Pool #QA5131 3.50% 2049[4]	20,577	22,047
Freddie Mac Pool #SD7502 3.50% 2049[4]	15,419	16,669
Freddie Mac Pool #QA1442 3.50% 2049[4]	7,500	8,091
Freddie Mac Pool #RA1580 3.50% 2049[4]	6,127	6,767
Freddie Mac Pool #RA1463 3.50% 2049[4]	6,107	6,694
Freddie Mac Pool #QA0284 3.50% 2049[4]	3,771	4,119
Freddie Mac Pool #QA2748 3.50% 2049[4]	846	925

U. S. Government Securities Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZN5963 4.50% 2049[4]	$22	$24
Freddie Mac Pool #RA2596 2.50% 2050[4]	1,973	2,062
Freddie Mac Pool #RA2319 3.00% 2050[4]	16,008	16,908
Freddie Mac Pool #SD0187 3.00% 2050[4]	9,767	10,523
Freddie Mac Pool #SD7512 3.00% 2050[4]	2,929	3,131
Freddie Mac Pool #SD7513 3.50% 2050[4]	124,660	136,675
Freddie Mac Pool #SD7514 3.50% 2050[4]	93,130	99,847
Freddie Mac Pool #RA2003 4.50% 2050[4]	15,215	16,887
Freddie Mac Pool #SD8053 4.50% 2050[4]	1,880	2,048
Freddie Mac Pool #SD8135 2.50% 2051[4]	541	562
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.512% 2023[1,4]	7	7
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 0.362% 2036[1,4]	828	828
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	783	798
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	3,571	3,663
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[1,4]	21,150	22,401
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[4]	17,787	18,867
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	1,400	1,470
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,4]	21,000	22,461
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 2026[4]	3,507	3,814
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[4]	4,860	5,464
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[4]	2,000	2,303
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	697	645
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	378	359
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[4]	265	241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	29,444	31,211
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	28,719	30,493
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	25,737	27,284
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	13,474	14,242
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	2,598	2,785
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	13,828	14,739
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	21,848	23,426
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	20,240	22,218
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	13,086	14,246
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	7,313	7,864
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	5,590	6,002
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[4]	2,438	2,678
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	34,918	37,695
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	13,974	15,336
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	12,503	13,687
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	6,692	7,347
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	6,370	6,864
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[4]	947	1,022
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	35,333	37,527
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	112,081	118,671
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	21,929	23,094

8	U. S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[4]	$65,544	$69,051
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	49,456	52,374
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[4]	13,116	13,926
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	24,375	25,093
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	4,281	4,296
Government National Mortgage Assn. 2.00% 2051[4,6]	456,134	461,230
Government National Mortgage Assn. 2.00% 2051[4,6]	82,658	83,730
Government National Mortgage Assn. 2.50% 2051[4,6]	60,505	62,693
Government National Mortgage Assn. 2.50% 2051[4,6]	54,451	56,314
Government National Mortgage Assn. 3.00% 2051[4,6]	50,130	52,239
Government National Mortgage Assn. 3.00% 2051[4,6]	25,856	26,917
Government National Mortgage Assn. 3.50% 2051[4,6]	160,044	169,557
Government National Mortgage Assn. 3.50% 2051[4,6]	90,141	95,552
Government National Mortgage Assn. Pool #754335 6.50% 2029[4]	197	218
Government National Mortgage Assn. Pool #754334 6.50% 2032[4]	323	363
Government National Mortgage Assn. Pool #AH5901 3.75% 2034[4]	1,038	1,135
Government National Mortgage Assn. Pool #754319 6.50% 2037[4]	208	240
Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	75	87
Government National Mortgage Assn. Pool #004182 5.50% 2038[4]	27	29
Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	214	257
Government National Mortgage Assn. Pool #754287 6.50% 2038[4]	123	133
Government National Mortgage Assn. Pool #AA4873 6.50% 2038[4]	96	100
Government National Mortgage Assn. Pool #738836 6.50% 2038[4]	70	72
Government National Mortgage Assn. Pool #AA4839 6.50% 2038[4]	43	44
Government National Mortgage Assn. Pool #741910 4.00% 2039[4]	286	309
Government National Mortgage Assn. Pool #004367 4.00% 2039[4]	30	33
Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	435	505
Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	1,051	1,213
Government National Mortgage Assn. Pool #754314 6.50% 2039[4]	520	613
Government National Mortgage Assn. Pool #004636 4.50% 2040[4]	701	789
Government National Mortgage Assn. Pool #736089 5.00% 2040[4]	140	158
Government National Mortgage Assn. Pool #736084 5.00% 2040[4]	112	127
Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	1,722	2,001
Government National Mortgage Assn. Pool #754636 3.50% 2041[4]	558	592
Government National Mortgage Assn. Pool #005157 4.00% 2041[4]	98	102
Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	6,447	7,098
Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	3,327	3,759
Government National Mortgage Assn. Pool #005040 5.00% 2041[4]	50	55
Government National Mortgage Assn. Pool #005187 5.50% 2041[4]	208	226
Government National Mortgage Assn. Pool #005073 5.50% 2041[4]	69	74
Government National Mortgage Assn. Pool #005112 6.50% 2041[4]	588	675
Government National Mortgage Assn. Pool #754308 3.50% 2042[4]	261	276
Government National Mortgage Assn. Pool #754591 4.00% 2042[4]	1,305	1,424
Government National Mortgage Assn. Pool #754637 4.00% 2042[4]	1,076	1,164
Government National Mortgage Assn. Pool #AA2589 3.50% 2043[4]	2,221	2,384
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[4]	1,210	1,305
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[4]	1,150	1,243
Government National Mortgage Assn. Pool #MA5466 4.00% 2048[4]	1,003	1,084
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[4]	466	501
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[4]	35	38
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[4]	33,456	36,192
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	15,604	16,879
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[4]	7,074	7,651
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[4]	74	81
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[4]	125,986	130,979
Government National Mortgage Assn. Pool #MA7193 2.50% 2051[4]	14,352	14,923
Government National Mortgage Assn. Pool #686718 6.40% 2058[4]	261	266
Government National Mortgage Assn. Pool #892950 1.338% 2060[1,4]	844	861
Government National Mortgage Assn. Pool #710077 4.70% 2061[4]	22	24
Government National Mortgage Assn. Pool #756695 4.70% 2061[4]	5	6
Government National Mortgage Assn. Pool #710074 4.72% 2061[4]	2	3
Government National Mortgage Assn. Pool #751409 4.755% 2061[4]	3	3

U. S. Government Securities Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #765151 4.785% 2061[4]	$13	$14
Government National Mortgage Assn. Pool #756715 4.39% 2062[4]	27	28
Government National Mortgage Assn. Pool #767610 4.609% 2062[4]	1	1
Government National Mortgage Assn. Pool #759735 4.774% 2062[4]	1	1
Government National Mortgage Assn. Pool #795471 5.119% 2062[4]	1	1
Government National Mortgage Assn. Pool #894475 2.39% 2063[1,4]	2,311	2,411
Government National Mortgage Assn. Pool #767641 4.262% 2063[4]	1	1
Government National Mortgage Assn. Pool #795533 4.824% 2063[4]	2	2
Government National Mortgage Assn. Pool #AG8149 0.754% 2064[1,4]	284	287
Government National Mortgage Assn. Pool #AG8156 1.248% 2064[1,4]	321	326
Government National Mortgage Assn. Pool #894482 2.382% 2064[1,4]	3,114	3,245
Government National Mortgage Assn. Pool #AG8194 4.446% 2064[4]	32	34
Government National Mortgage Assn. Pool #AG8150 4.792% 2064[4]	5	5
Government National Mortgage Assn. Pool #AG8068 4.824% 2064[4]	9	9
Government National Mortgage Assn. Pool #AG8155 5.158% 2064[4]	7	8
Government National Mortgage Assn. Pool #AG8189 5.175% 2064[4]	12	14
Government National Mortgage Assn. Pool #AG8171 5.223% 2064[4]	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[4]	137	144
Government National Mortgage Assn. Pool #AL7438 4.542% 2065[4]	5	5
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 2033[4]	277	298
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.50% 2060[1,4]	296	304
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.118% 2061[1,4]	941	9
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.556% 2062[1,4]	166	2
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 0.81% 2062[1,4]	1,205	1,202
Government National Mortgage Assn., Series 2012-H20, Class PT, 0.948% 2062[1,4]	1,830	1,828
Uniform Mortgage-Backed Security 1.50% 2036[4,6]	328,760	331,960
Uniform Mortgage-Backed Security 1.50% 2036[4,6]	4,957	4,992
Uniform Mortgage-Backed Security 2.00% 2036[4,6]	585,084	605,430
Uniform Mortgage-Backed Security 2.00% 2036[4,6]	154,665	159,409
Uniform Mortgage-Backed Security 2.00% 2051[4,6]	71,030	71,406
Uniform Mortgage-Backed Security 2.00% 2051[4,6]	4,433	4,469
Uniform Mortgage-Backed Security 2.50% 2051[4,6]	14,873	15,350
Uniform Mortgage-Backed Security 2.50% 2051[4,6]	1,030	1,065
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	114,370	119,704
Uniform Mortgage-Backed Security 3.50% 2051[4,6]	19,067	20,218
Uniform Mortgage-Backed Security 4.00% 2051[4,6]	32,398	34,813
Uniform Mortgage-Backed Security 4.50% 2051[4,6]	13,618	14,815
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[4]	3,367	3,385
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[4]	2,502	2,586
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[4]	180	181

Total mortgage-backed obligations		4,732,649

Federal agency bonds & notes 3.12%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	1,659	1,750
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	922	967
Fannie Mae 2.75% 2021	26,500	26,720
Fannie Mae 0.625% 2025[2]	320,800	321,282
Fannie Mae 0.75% 2027	21,700	21,217
Fannie Mae 0.875% 2030	63,500	60,241
Fannie Mae 7.125% 2030	5,000	7,362
Federal Home Loan Bank 3.375% 2023	14,160	15,277
Federal Home Loan Bank 3.25% 2028	56,500	64,833
Federal Home Loan Bank 5.50% 2036	1,000	1,495
Freddie Mac 0.45% 2023	25,000	25,135
Private Export Funding Corp. 3.55% 2024	14,300	15,603
Small Business Administration, Series 2001-20K, 5.34% 2021	33	33
Small Business Administration, Series 2001-20J, 5.76% 2021	8	8
Small Business Administration, Series 2001-20F, 6.44% 2021	16	16
Small Business Administration, Series 2003-20B, 4.84% 2023	264	272
Tennessee Valley Authority 0.75% 2025	13,200	13,292
Tennessee Valley Authority 2.875% 2027	5,000	5,558
Tennessee Valley Authority 4.65% 2035	4,480	5,967

10	U. S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
Tennessee Valley Authority 5.88% 2036		$3,625	$5,338
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048		3,300	4,735
TVA Southaven 3.846% 2033		1,861	2,000
U.S. Agency for International Development, Iraq (State of) 2.149% 2022		16,630	16,918
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023		5,000	5,661
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022		7,500	7,739
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025		3,125	3,382
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021		8,500	8,562
U.S. Agency for International Development, Ukraine 1.471% 2021		13,970	14,099
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021		1,250	1,262
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022		2,000	2,065
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023		500	531
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024		750	813
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025		875	948
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026		875	951
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027		3,850	4,184
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028		1,250	1,361
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029		850	928
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030		825	890
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031		825	892
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032		800	866
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033		675	732
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.49% 2029		1,989	2,250
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032		1,483	1,711
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032		1,169	1,334
			677,180

Total bonds, notes & other debt instruments (cost: $16,867,016,000)			16,657,522

Short-term securities 30.07%	Weighted average yield at acquisition
U.S. Treasury bills 18.50%
U.S. Treasury 3/4/2021	0.088%	50,000	50,000
U.S. Treasury 3/9/2021	0.089	100,000	100,000
U.S. Treasury 3/11/2021	0.089	156,800	156,799
U.S. Treasury 3/16/2021	0.077	248,700	248,697
U.S. Treasury 3/18/2021	0.081	150,000	149,998
U.S. Treasury 3/25/2021	0.086	380,900	380,892
U.S. Treasury 3/30/2021	0.058	100,000	99,998
U.S. Treasury 4/6/2021	0.088	144,500	144,502
U.S. Treasury 4/8/2021	0.092	56,000	55,998
U.S. Treasury 4/13/2021	0.071	175,000	175,001
U.S. Treasury 4/20/2021	0.078	149,200	149,200
U.S. Treasury 4/22/2021	0.072	184,700	184,692
U.S. Treasury 4/27/2021	0.080	124,100	124,098
U.S. Treasury 5/4/2021	0.084	50,000	50,000
U.S. Treasury 5/6/2021	0.087	25,000	24,998
U.S. Treasury 5/11/2021	0.081	115,000	114,997
U.S. Treasury 5/13/2021	0.050	257,500	257,479
U.S. Treasury 5/18/2021	0.061	300,000	299,991
U.S. Treasury 5/20/2021	0.054	93,750	93,743
U.S. Treasury 5/25/2021	0.043	280,000	279,987
U.S. Treasury 6/1/2021	0.043	125,000	124,992
U.S. Treasury 6/10/2021	0.030	50,000	49,994
U.S. Treasury 6/17/2021	0.073	200,000	199,973
U.S. Treasury 7/13/2021	0.048	200,000	199,971
U.S. Treasury 7/22/2021	0.086	100,000	99,982
U.S. Treasury 8/5/2021	0.059	200,000	199,956
			4,015,938

U. S. Government Securities Fund	11

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 11.36%
Discount bills and notes 10.67%
Federal Farm Credit Bank 5/12/2021	0.080%	$43,600	$43,593
Federal Farm Credit Bank 8/25/2021	0.088	20,000	19,991
Federal Farm Credit Bank 12/8/2021	0.060	50,000	49,959
Federal Home Loan Bank 3/8/2021	0.068	150,000	150,000
Federal Home Loan Bank 3/10/2021	0.078	224,400	224,400
Federal Home Loan Bank 3/12/2021	0.075	75,000	75,000
Federal Home Loan Bank 3/17/2021	0.080	50,000	50,000
Federal Home Loan Bank 3/26/2021	0.090	100,000	99,997
Federal Home Loan Bank 3/29/2021	0.027	50,000	49,998
Federal Home Loan Bank 4/1/2021	0.080	95,000	94,996
Federal Home Loan Bank 4/9/2021	0.063	95,000	94,995
Federal Home Loan Bank 4/12/2021	0.080	50,000	49,997
Federal Home Loan Bank 4/14/2021	0.038	50,000	49,997
Federal Home Loan Bank 4/16/2021	0.069	194,000	193,987
Federal Home Loan Bank 4/21/2021	0.031	59,500	59,495
Federal Home Loan Bank 4/26/2021	0.039	85,000	84,992
Federal Home Loan Bank 4/28/2021	0.040	50,000	49,995
Federal Home Loan Bank 4/29/2021	0.040	200,000	199,981
Federal Home Loan Bank 5/5/2021	0.040	20,000	19,998
Federal Home Loan Bank 5/7/2021	0.040	88,000	87,991
Federal Home Loan Bank 5/10/2021	0.030	74,800	74,791
Federal Home Loan Bank 5/11/2021	0.064	50,000	49,994
Federal Home Loan Bank 5/12/2021	0.040	50,000	49,994
Federal Home Loan Bank 5/19/2021	0.039	155,000	154,980
Federal Home Loan Bank 5/21/2021	0.034	30,000	29,996
Federal Home Loan Bank 7/14/2021	0.089	42,000	41,990
Federal Home Loan Bank 8/6/2021	0.050	25,000	24,993
Federal Home Loan Bank 8/13/2021	0.054	75,000	74,977
Federal Home Loan Bank 8/18/2021	0.058	28,000	27,991
Tennessee Valley Authority 3/10/2021	0.035	35,800	35,800
			2,314,868

	Coupon rate
Interest bearing bills & notes 0.69%
Federal Home Loan Bank (USD-SOFR + 0.01%) 5/3/2021[1]	0.040	50,000	50,004
Federal Home Loan Bank (USD-SOFR + 0.015%) 5/19/2021[1]	0.045	100,000	100,011
			150,015

Total federal agency bills & notes (cost: $2,464,897,000)			2,464,883

	Weighted average yield at acquisition
Commercial paper 0.21%
Crédit Agricole Corporate and Investment Bank, New York Branch 3/1/2021	0.050	18,100	18,100
Manhattan Asset Funding Company LLC 3/15/2021[5]	0.090	28,000	27,998
			46,098

Total short-term securities (cost: $6,526,692,000)			6,526,919
Total investment securities 106.82% (cost: $23,393,708,000)			23,184,441
Other assets less liabilities (6.82%)			(1,480,361)

Net assets 100.00%			$21,704,080

12	U. S. Government Securities Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 2/28/2021[8] (000)	Unrealized (depreciation) appreciation at 2/28/2021 (000)
90 Day Euro Dollar Futures	Short	11,538	March 2021	$(2,884,500)	$(2,879,308)	$(857)
90 Day Euro Dollar Futures	Long	2,682	December 2022	670,500	667,516	129
2 Year U.S. Treasury Note Futures	Long	1,061	July 2021	212,200	234,232	(173)
5 Year U.S. Treasury Note Futures	Long	7,390	July 2021	739,000	916,129	(425)
10 Year U.S. Treasury Note Futures	Short	6,807	June 2021	(680,700)	(903,416)	10,497
10 Year Ultra U.S. Treasury Note Futures	Short	14,351	June 2021	(1,435,100)	(2,114,530)	20,098
20 Year U.S. Treasury Bond Futures	Long	4,856	June 2021	485,600	773,166	(7,045)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,307	June 2021	130,700	247,105	137
						$22,361

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2021 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 2/28/2021 (000)
2.5775%	U.S. EFFR	7/16/2022	$694,646	$17,587	$—	$17,587
1.2525%	U.S. EFFR	2/14/2023	586,311	13,192	—	13,192
3-month USD-LIBOR	1.495%	11/10/2023	115,000	(3,548)	—	(3,548)
U.S. EFFR	2.4325%	12/21/2023	94,000	(5,845)	—	(5,845)
0.2815%	U.S. EFFR	3/1/2024	88,500	(3)	—	(3)
0.2405%	U.S. EFFR	3/1/2024	467,500	(599)	—	(599)
U.S. EFFR	0.11%	5/18/2024	1,096,100	6,661	—	6,661
U.S. EFFR	0.1275%	6/25/2025	315,600	5,747	—	5,747
U.S. EFFR	0.126%	6/25/2025	148,100	2,707	—	2,707
U.S. EFFR	0.106%	6/30/2025	239,354	4,625	—	4,625
U.S. EFFR	0.105%	6/30/2025	167,600	3,246	—	3,246
U.S. EFFR	0.0975%	6/30/2025	90,919	1,790	—	1,790
3-month USD-LIBOR	1.867%	7/11/2025	199,200	(5,240)	—	(5,240)
2.91%	3-month USD-LIBOR	2/1/2028	60,800	3,935	—	3,935
2.908%	3-month USD-LIBOR	2/1/2028	60,700	3,923	—	3,923
2.925%	3-month USD-LIBOR	2/1/2028	48,600	3,181	—	3,181
2.92%	3-month USD-LIBOR	2/2/2028	45,900	2,991	—	2,991
U.S. EFFR	2.32625%	4/18/2029	60,500	(5,734)	—	(5,734)
U.S. EFFR	0.5385%	3/26/2030	233,200	14,265	—	14,265
0.913%	3-month USD-LIBOR	6/9/2030	235,000	(11,423)	—	(11,423)
U.S. EFFR	0.666%	11/19/2030	111,300	6,516	—	6,516
3-month USD-LIBOR	2.986%	2/1/2038	29,200	(1,608)	—	(1,608)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	(1,927)	—	(1,927)
3-month USD-LIBOR	2.963%	2/1/2038	36,300	(1,929)	—	(1,929)
0.833%	3-month USD-LIBOR	4/3/2040	21,600	(3,705)	—	(3,705)
3-month USD-LIBOR	0.81%	7/28/2045	242,600	54,229	(144)	54,373
0.8235%	3-month USD-LIBOR	4/24/2050	22,500	(5,723)	—	(5,723)
3-month USD-LIBOR	0.811%	7/27/2050	411,000	106,396	—	106,396
					$(144)	$203,851

U. S. Government Securities Fund	13

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $142,743,000, which represented .66% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $29,504,000, which represented .14% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

CMT = Constant Maturity Treasury

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

14	U. S. Government Securities Fund

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2021	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $23,393,708)		$23,184,441
Cash		478,367
Receivables for:
Sales of investments	$3,589,232
Sales of fund’s shares	13,961
Interest	40,410
Variation margin on futures contracts	9,488
Variation margin on swap contracts	2,330	3,655,421
		27,318,229
Liabilities:
Payables for:
Purchases of investments	5,545,703
Repurchases of fund’s shares	36,790
Dividends on fund’s shares	122
Investment advisory services	2,778
Services provided by related parties	2,163
Trustees’ deferred compensation	275
Variation margin on futures contracts	10,365
Variation margin on swap contracts	15,916
Other	37	5,614,149
Net assets at February 28, 2021		$21,704,080

Net assets consist of:
Capital paid in on shares of beneficial interest		$21,664,453
Total distributable earnings		39,627
Net assets at February 28, 2021		$21,704,080

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,535,471 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$4,356,971	308,203	$14.14
Class C	209,540	14,885	14.08
Class T	10	1	14.13
Class F-1	157,017	11,108	14.14
Class F-2	873,530	61,790	14.14
Class F-3	818,626	57,903	14.14
Class 529-A	236,617	16,738	14.14
Class 529-C	16,863	1,200	14.06
Class 529-E	13,908	984	14.13
Class 529-T	12	1	14.13
Class 529-F-1	10	1	14.14
Class 529-F-2	27,507	1,945	14.14
Class 529-F-3	10	1	14.14
Class R-1	12,339	876	14.09
Class R-2	116,326	8,263	14.08
Class R-2E	14,094	997	14.13
Class R-3	148,665	10,520	14.13
Class R-4	169,943	12,020	14.14
Class R-5E	16,106	1,139	14.13
Class R-5	68,683	4,857	14.14
Class R-6	14,447,303	1,022,039	14.14

See notes to financial statements.

U. S. Government Securities Fund	15

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 28, 2021	(dollars in thousands)

Investment income:
Income:
Interest			$82,189
Fees and expenses*:
Investment advisory services	$17,045
Distribution services	9,666
Transfer agent services	3,790
Administrative services	3,061
Reports to shareholders	181
Registration statement and prospectus	663
Trustees’ compensation	80
Auditing and legal	13
Custodian	24
Other	98
Total fees and expenses before waiver/reimbursement	34,621
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	8
Transfer agent services reimbursement	—	†
Total fees and expenses after waiver/reimbursement			34,613
Net investment income			47,576

Net realized gain and unrealized depreciation:
Net realized gain on:
Investments in unaffiliated issuers	60,622
Futures contracts	56,888
Swap contracts	1,249		118,759
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(624,748)
Futures contracts	28,434
Swap contracts	136,896		(459,418)
Net realized gain and unrealized depreciation			(340,659)

Net decrease in net assets resulting from operations			$(293,083)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

16	U. S. Government Securities Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2021*	Year ended August 31, 2020
Operations:
Net investment income	$47,576	$202,688
Net realized gain	118,759	1,029,091
Net unrealized (depreciation) appreciation	(459,418)	260,557
Net (decrease) increase in net assets resulting from operations	(293,083)	1,492,336

Distributions paid or accrued to shareholders	(881,560)	(442,504)

Net capital share transactions	3,678,584	3,232,909

Total increase in net assets	2,503,941	4,282,741

Net assets:
Beginning of period	19,200,139	14,917,398
End of period	$21,704,080	$19,200,139

*	Unaudited.

See notes to financial statements.

U. S. Government Securities Fund	17

Notes to financial statements	unaudited

1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

18	U. S. Government Securities Fund

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues.

U. S. Government Securities Fund	19

The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$11,247,693	$—	$11,247,693
Mortgage-backed obligations	—	4,732,649	—	4,732,649
Federal agency bonds & notes	—	677,180	—	677,180
Short-term securities	—	6,526,919	—	6,526,919
Total	$—	$23,184,441	$—	$23,184,441

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$30,861	$—	$—	$30,861
Unrealized appreciation on interest rate swaps	—	251,135	—	251,135
Liabilities:
Unrealized depreciation on futures contracts	(8,500)	—	—	(8,500)
Unrealized depreciation on interest rate swaps	—	(47,284)	—	(47,284)
Total	$22,361	$203,851	$—	$226,212

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

20	U. S. Government Securities Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

U. S. Government Securities Fund	21

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $10,081,753,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

22	U. S. Government Securities Fund

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $10,095,435,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$30,861	Unrealized depreciation*	$8,500
Swap	Interest	Unrealized appreciation*	251,135	Unrealized depreciation*	47,284
			$281,996		$55,784

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$56,888	Net unrealized appreciation on futures contracts	$28,434
Swap	Interest	Net realized gain on swap contracts	1,249	Net unrealized appreciation on swap contracts	136,896
			$58,137		$165,330

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

U. S. Government Securities Fund	23

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$506,835
Undistributed long-term capital gains	297,990

As of February 28, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$538,886
Gross unrealized depreciation on investments	(531,852)
Net unrealized appreciation on investments	7,034
Cost of investments	23,403,763

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2021						Year ended August 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$118,789		$63,818		$182,607		$60,720		$14,901		$75,621
Class C	5,253		3,101		8,354		2,429		918		3,347
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	8,740		4,722		13,462		5,999		1,513		7,512
Class F-2	25,692		13,131		38,823		16,348		3,443		19,791
Class F-3	18,472		9,161		27,633		10,700		1,993		12,693
Class 529-A	6,464		3,454		9,918		3,465		851		4,316
Class 529-C	433		255		688		368		144		512
Class 529-E	361		201		562		186		52		238
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	46		—	*	46		488		103		591
Class 529-F-2†	743		405		1,148
Class 529-F-3†	—	*	—	*	—	*
Class R-1	216		128		344		106		41		147
Class R-2	2,930		1,734		4,664		1,345		510		1,855
Class R-2E	351		202		553		122		38		160
Class R-3	3,919		2,206		6,125		2,030		581		2,611
Class R-4	4,739		2,518		7,257		2,934		713		3,647
Class R-5E	517		268		785		176		27		203
Class R-5	1,902		958		2,860		1,421		330		1,751
Class R-6	383,238		192,493		575,731		251,748		55,761		307,509
Total	$582,805		$298,755		$881,560		$360,585		$81,919		$442,504

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

24	U. S. Government Securities Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.130% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 28, 2021, CRMC voluntarily reduced the investment advisory services fee to a proposed annualized rate of 0.120% on such assets in excess of $21 billion. For the six months ended February 28, 2021, total investment advisory services fees waived by CRMC were $8,000. CRMC does not intend to recoup this waiver. As a result, the fee shown on the statement of operations of $17,045,000 was reduced to $17,037,000, both of which were equivalent to an annualized rate of 0.167% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended February 28, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

U. S. Government Securities Fund	25

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$6,653	$2,305		$665		Not applicable
Class C	1,074	109		33		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	369	224		44		Not applicable
Class F-2	Not applicable	487		134		Not applicable
Class F-3	Not applicable	14		101		Not applicable
Class 529-A	281	116		37		$74
Class 529-C	86	9		3		5
Class 529-E	35	3		2		4
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	4		1		3
Class 529-F-2†	Not applicable	10		3		6
Class 529-F-3†	Not applicable	—	*	—	*	—	*
Class R-1	48	5		1		Not applicable
Class R-2	461	215		18		Not applicable
Class R-2E	42	15		2		Not applicable
Class R-3	394	134		24		Not applicable
Class R-4	223	93		27		Not applicable
Class R-5E	Not applicable	14		3		Not applicable
Class R-5	Not applicable	19		10		Not applicable
Class R-6	Not applicable	14		1,953		Not applicable
Total class-specific expenses	$9,666	$3,790		$3,061		$92

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $80,000 in the fund’s statement of operations reflects $41,000 in current fees (either paid in cash or deferred) and a net increase of $39,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2021, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2021.

26	U. S. Government Securities Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2021

Class A	$869,912	59,050	$180,970		12,560		$(755,175)	(51,726)	$295,707	19,884
Class C	51,474	3,508	8,298		578		(51,263)	(3,517)	8,509	569
Class T	—	—	—		—		—	—	—	—
Class F-1	64,781	4,384	13,219		917		(220,240)	(15,296)	(142,240)	(9,995)
Class F-2	355,990	24,145	37,567		2,606		(313,227)	(21,428)	80,330	5,323
Class F-3	410,263	28,230	26,791		1,858		(209,257)	(14,253)	227,797	15,835
Class 529-A	34,469	2,349	9,906		688		(39,806)	(2,721)	4,569	316
Class 529-C	2,994	204	688		48		(4,197)	(287)	(515)	(35)
Class 529-E	2,039	139	562		39		(2,022)	(138)	579	40
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	2,216	148	21		2		(29,969)	(2,012)	(27,732)	(1,862)
Class 529-F-2[3]	31,674	2,131	1,147		79		(3,858)	(265)	28,963	1,945
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	5,022	350	343		24		(1,650)	(114)	3,715	260
Class R-2	23,671	1,616	4,656		325		(33,529)	(2,292)	(5,202)	(351)
Class R-2E	7,704	519	554		38		(5,021)	(340)	3,237	217
Class R-3	45,630	3,105	6,117		425		(53,080)	(3,623)	(1,333)	(93)
Class R-4	41,732	2,837	7,252		503		(48,446)	(3,309)	538	31
Class R-5E	10,215	694	777		54		(9,726)	(673)	1,266	75
Class R-5	20,003	1,357	2,860		198		(17,988)	(1,218)	4,875	337
Class R-6	3,119,154	212,611	575,690		39,936		(499,333)	(33,909)	3,195,511	218,638
Total net increase (decrease)	$5,098,953	347,378	$877,418		60,878		$(2,297,787)	(157,121)	$3,678,584	251,135

Year ended August 31, 2020

Class A	$2,137,681	146,790	$74,587		5,267		$(946,034)	(65,001)	$1,266,234	87,056
Class C	129,059	8,889	3,317		237		(117,387)	(8,048)	14,989	1,078
Class T	—	—	—		—		—	—	—	—
Class F-1	117,320	8,091	7,440		527		(122,228)	(8,348)	2,532	270
Class F-2	846,420	58,012	19,135		1,348		(705,425)	(48,033)	160,130	11,327
Class F-3	570,971	38,970	12,100		849		(352,471)	(23,930)	230,600	15,889
Class 529-A	119,334	8,194	4,305		304		(49,973)	(3,448)	73,666	5,050
Class 529-C	14,054	974	511		36		(27,111)	(1,849)	(12,546)	(839)
Class 529-E	6,432	445	237		17		(2,704)	(187)	3,965	275
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	12,631	873	586		41		(7,860)	(550)	5,357	364
Class R-1	3,125	215	146		10		(3,867)	(272)	(596)	(47)
Class R-2	77,240	5,337	1,842		132		(59,487)	(4,120)	19,595	1,349
Class R-2E	8,730	605	160		11		(4,053)	(278)	4,837	338
Class R-3	99,536	6,844	2,595		184		(67,637)	(4,661)	34,494	2,367
Class R-4	95,377	6,552	3,639		257		(74,799)	(5,186)	24,217	1,623
Class R-5E	16,829	1,158	201		14		(6,011)	(412)	11,019	760
Class R-5	44,162	3,033	1,757		124		(44,266)	(3,082)	1,653	75
Class R-6	4,757,469	327,243	307,337		21,699		(3,672,043)	(249,905)	1,392,763	99,037
Total net increase (decrease)	$9,056,370	622,225	$439,895		31,057		$(6,263,356)	(427,310)	$3,232,909	225,972

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $64,184,857,000 and $70,487,791,000, respectively, during the six months ended February 28, 2021.

U. S. Government Securities Fund	27

10. Ownership concentration

At February 28, 2021, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11% and 10%, respectively. CRMC is the investment adviser to the two target date retirement funds.

28	U. S. Government Securities Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2021[4,5]	$14.95	$.01	$(.22)	$(.21)	$(.04)	$(.56)	$(.60)	$14.14	(1.52)%[6]	$4,357		.61%[7]		.61%[7]		.19%[7]
8/31/2020	14.10	.13	1.06	1.19	(.19)	(.15)	(.34)	14.95	8.61	4,311		.65		.65		.87
8/31/2019	13.38	.24	.74	.98	(.26)	—	(.26)	14.10	7.38	2,837		.66		.66		1.77
8/31/2018	13.89	.21	(.51)	(.30)	(.21)	—	(.21)	13.38	(2.15)	2,544		.64		.64		1.58
8/31/2017	14.10	.15	(.04)	.11	(.15)	(.17)	(.32)	13.89	.86	2,778		.63		.63		1.08
8/31/2016	14.09	.14	.26	.40	(.18)	(.21)	(.39)	14.10	2.88	3,029		.63		.63		.97
Class C:
2/28/2021[4,5]	14.90	(.04)	(.22)	(.26)	— [8]	(.56)	(.56)	14.08	(1.90)[6]	210		1.30	[7]	1.30	[7]	(.49)[7]
8/31/2020	14.06	.03	1.06	1.09	(.10)	(.15)	(.25)	14.90	7.95	213		1.34		1.34		.20
8/31/2019	13.34	.14	.74	.88	(.16)	—	(.16)	14.06	6.53	186		1.41		1.41		1.01
8/31/2018	13.86	.11	(.52)	(.41)	(.11)	—	(.11)	13.34	(2.91)	201		1.42		1.42		.80
8/31/2017	14.07	.04	(.03)	.01	(.05)	(.17)	(.22)	13.86	.11	257		1.42		1.42		.29
8/31/2016	14.07	.03	.25	.28	(.07)	(.21)	(.28)	14.07	2.06	305		1.42		1.42		.20
Class T:
2/28/2021[4,5]	14.95	.03	(.23)	(.20)	(.06)	(.56)	(.62)	14.13	(1.39)[6,9]	—	[10]	.34	[7,9]	.34	[7,9]	.47	[7,9]
8/31/2020	14.09	.18	1.06	1.24	(.23)	(.15)	(.38)	14.95	8.99 [9]	—	[10]	.37	[9]	.37	[9]	1.21	[9]
8/31/2019	13.37	.27	.74	1.01	(.29)	—	(.29)	14.09	7.64 [9]	—	[10]	.42	[9]	.42	[9]	2.01	[9]
8/31/2018	13.89	.24	(.52)	(.28)	(.24)	—	(.24)	13.37	(1.99)[9]	—	[10]	.42	[9]	.42	[9]	1.81	[9]
8/31/2017[4,11]	13.71	.08	.18	.26	(.08)	—	(.08)	13.89	1.90 [6,9]	—	[10]	.16	[6,9]	.16	[6,9]	.59	[6,9]
Class F-1:
2/28/2021[4,5]	14.95	.01	(.22)	(.21)	(.04)	(.56)	(.60)	14.14	(1.52)[6]	157		.61	[7]	.61	[7]	.19	[7]
8/31/2020	14.10	.14	1.06	1.20	(.20)	(.15)	(.35)	14.95	8.65	315		.61		.61		.96
8/31/2019	13.37	.24	.75	.99	(.26)	—	(.26)	14.10	7.39	294		.65		.65		1.78
8/31/2018	13.89	.21	(.52)	(.31)	(.21)	—	(.21)	13.37	(2.17)	279		.66		.66		1.59
8/31/2017	14.10	.15	(.04)	.11	(.15)	(.17)	(.32)	13.89	.84	211		.66		.66		1.05
8/31/2016	14.09	.14	.26	.40	(.18)	(.21)	(.39)	14.10	2.88	246		.65		.65		1.01
Class F-2:
2/28/2021[4,5]	14.95	.04	(.23)	(.19)	(.06)	(.56)	(.62)	14.14	(1.38)[6]	873		.32	[7]	.32	[7]	.49	[7]
8/31/2020	14.10	.17	1.07	1.24	(.24)	(.15)	(.39)	14.95	8.95	844		.34		.34		1.20
8/31/2019	13.38	.28	.73	1.01	(.29)	—	(.29)	14.10	7.68	636		.38		.38		2.06
8/31/2018	13.89	.25	(.51)	(.26)	(.25)	—	(.25)	13.38	(1.90)	386		.39		.39		1.87
8/31/2017	14.10	.18	(.03)	.15	(.19)	(.17)	(.36)	13.89	1.11	257		.39		.39		1.33
8/31/2016	14.09	.18	.25	.43	(.21)	(.21)	(.42)	14.10	3.15	266		.38		.38		1.30
Class F-3:
2/28/2021[4,5]	14.95	.04	(.22)	(.18)	(.07)	(.56)	(.63)	14.14	(1.33)[6]	819		.21	[7]	.21	[7]	.60	[7]
8/31/2020	14.10	.18	1.07	1.25	(.25)	(.15)	(.40)	14.95	9.06	629		.23		.23		1.26
8/31/2019	13.38	.30	.73	1.03	(.31)	—	(.31)	14.10	7.79	369		.27		.27		2.17
8/31/2018	13.89	.27	(.52)	(.25)	(.26)	—	(.26)	13.38	(1.79)	197		.28		.28		1.98
8/31/2017[4,12]	13.66	.13	.23	.36	(.13)	—	(.13)	13.89	2.66 [6]	114		.28	[7]	.28	[7]	1.64	[7]
Class 529-A:
2/28/2021[4,5]	14.95	.02	(.23)	(.21)	(.04)	(.56)	(.60)	14.14	(1.51)[6]	237		.59	[7]	.59	[7]	.21	[7]
8/31/2020	14.10	.13	1.06	1.19	(.19)	(.15)	(.34)	14.95	8.63	246		.63		.63		.89
8/31/2019	13.37	.24	.74	.98	(.25)	—	(.25)	14.10	7.33	160		.70		.70		1.73
8/31/2018	13.89	.21	(.53)	(.32)	(.20)	—	(.20)	13.37	(2.21)	135		.70		.70		1.53
8/31/2017	14.10	.14	(.04)	.10	(.14)	(.17)	(.31)	13.89	.81	135		.69		.69		1.03
8/31/2016	14.09	.13	.26	.39	(.17)	(.21)	(.38)	14.10	2.81	142		.71		.71		.89

See end of table for footnotes.

U. S. Government Securities Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2021[4,5]	$14.89	$(.04)	$(.22)	$(.26)	$(.01)	$(.56)	$(.57)	$14.06	(1.90)%[6]	$17		1.32%[7]		1.32%[7]		(.52)%[7]
8/31/2020	14.05	.03	1.06	1.09	(.10)	(.15)	(.25)	14.89	7.87	18		1.37		1.37		.23
8/31/2019	13.33	.13	.74	.87	(.15)	—	(.15)	14.05	6.59	29		1.42		1.42		1.00
8/31/2018	13.84	.10	(.51)	(.41)	(.10)	—	(.10)	13.33	(2.94)	32		1.45		1.45		.76
8/31/2017	14.06	.04	(.04)	— [8]	(.05)	(.17)	(.22)	13.84	.02	49		1.46		1.46		.25
8/31/2016	14.06	.02	.26	.28	(.07)	(.21)	(.28)	14.06	2.02	55		1.47		1.47		.13
Class 529-E:
2/28/2021[4,5]	14.95	— [8]	(.24)	(.24)	(.02)	(.56)	(.58)	14.13	(1.62)[6]	14		.81	[7]	.81	[7]	(.01)[7]
8/31/2020	14.10	.10	1.06	1.16	(.16)	(.15)	(.31)	14.95	8.40	14		.85		.85		.68
8/31/2019	13.37	.21	.74	.95	(.22)	—	(.22)	14.10	7.11	10		.91		.91		1.52
8/31/2018	13.89	.18	(.53)	(.35)	(.17)	—	(.17)	13.37	(2.42)	8		.92		.92		1.30
8/31/2017	14.10	.11	(.04)	.07	(.11)	(.17)	(.28)	13.89	.58	9		.92		.92		.79
8/31/2016	14.09	.09	.26	.35	(.13)	(.21)	(.34)	14.10	2.57	9		.94		.94		.67
Class 529-T:
2/28/2021[4,5]	14.95	.03	(.23)	(.20)	(.06)	(.56)	(.62)	14.13	(1.48)[6,9]	—	[10]	.39	[7,9]	.39	[7,9]	.41	[7,9]
8/31/2020	14.09	.17	1.06	1.23	(.22)	(.15)	(.37)	14.95	8.93 [9]	—	[10]	.43	[9]	.43	[9]	1.15	[9]
8/31/2019	13.37	.26	.74	1.00	(.28)	—	(.28)	14.09	7.57 [9]	—	[10]	.48	[9]	.48	[9]	1.95	[9]
8/31/2018	13.89	.23	(.52)	(.29)	(.23)	—	(.23)	13.37	(2.06)[9]	—	[10]	.49	[9]	.49	[9]	1.74	[9]
8/31/2017[4,11]	13.71	.08	.18	.26	(.08)	—	(.08)	13.89	1.87 [6,9]	—	[10]	.19	[6,9]	.19	[6,9]	.56	[6,9]
Class 529-F-1:
2/28/2021[4,5]	14.95	.04	(.23)	(.19)	(.06)	(.56)	(.62)	14.14	(1.41)[6,9]	—	[10]	.35	[7,9]	.35	[7,9]	.52	[7,9]
8/31/2020	14.10	.16	1.07	1.23	(.23)	(.15)	(.38)	14.95	8.87	28		.40		.40		1.14
8/31/2019	13.37	.27	.74	1.01	(.28)	—	(.28)	14.10	7.58	21		.46		.46		1.97
8/31/2018	13.89	.24	(.53)	(.29)	(.23)	—	(.23)	13.37	(1.98)	15		.47		.47		1.77
8/31/2017	14.10	.17	(.03)	.14	(.18)	(.17)	(.35)	13.89	1.03	13		.47		.47		1.25
8/31/2016	14.09	.16	.26	.42	(.20)	(.21)	(.41)	14.10	3.04	13		.49		.49		1.13
Class 529-F-2:
2/28/2021[4,5,13]	14.89	.02	(.18)	(.16)	(.03)	(.56)	(.59)	14.14	(1.16)[6]	27		.12	[6]	.12	[6]	.13	[6]
Class 529-F-3:
2/28/2021[4,5,13]	14.89	.02	(.17)	(.15)	(.04)	(.56)	(.60)	14.14	(1.13)[6]	—	[10]	.15	[6]	.09	[6]	.16	[6]
Class R-1:
2/28/2021[4,5]	14.91	(.04)	(.22)	(.26)	— [8]	(.56)	(.56)	14.09	(1.84)[6]	12		1.29	[7]	1.29	[7]	(.48)[7]
8/31/2020	14.07	.04	1.05	1.09	(.10)	(.15)	(.25)	14.91	7.87	9		1.34		1.34		.26
8/31/2019	13.35	.14	.74	.88	(.16)	—	(.16)	14.07	6.63	10		1.38		1.38		1.05
8/31/2018	13.86	.11	(.51)	(.40)	(.11)	—	(.11)	13.35	(2.89)	8		1.40		1.40		.82
8/31/2017	14.08	.04	(.04)	— [8]	(.05)	(.17)	(.22)	13.86	.06	9		1.41		1.41		.29
8/31/2016	14.07	.03	.27	.30	(.08)	(.21)	(.29)	14.08	2.15	11		1.39		1.39		.20

See end of table for footnotes.

30	U. S. Government Securities Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2021[4,5]	$14.91	$(.04)	$(.23)	$(.27)	$— [8]	$(.56)	$(.56)	$14.08	(1.91)%[6]	$116		1.31%[7]		1.31%[7]		(.50)%[7]
8/31/2020	14.06	.03	1.07	1.10	(.10)	(.15)	(.25)	14.91	7.97	128		1.32		1.32		.23
8/31/2019	13.34	.14	.74	.88	(.16)	—	(.16)	14.06	6.57	102		1.36		1.36		1.06
8/31/2018	13.86	.11	(.52)	(.41)	(.11)	—	(.11)	13.34	(2.87)	99		1.37		1.37		.85
8/31/2017	14.07	.04	(.03)	.01	(.05)	(.17)	(.22)	13.86	.15	116		1.40		1.40		.31
8/31/2016	14.07	.03	.26	.29	(.08)	(.21)	(.29)	14.07	2.10	133		1.37		1.37		.22
Class R-2E:
2/28/2021[4,5]	14.95	(.02)	(.23)	(.25)	(.01)	(.56)	(.57)	14.13	(1.70)[6]	14		1.02	[7]	1.02	[7]	(.21)[7]
8/31/2020	14.10	.05	1.09	1.14	(.14)	(.15)	(.29)	14.95	8.19	12		1.04		1.04		.45
8/31/2019	13.37	.18	.75	.93	(.20)	—	(.20)	14.10	6.92	6		1.09		1.09		1.36
8/31/2018	13.89	.15	(.52)	(.37)	(.15)	—	(.15)	13.37	(2.61)	3		1.12		1.12		1.11
8/31/2017	14.10	.08	(.03)	.05	(.09)	(.17)	(.26)	13.89	.42	3		1.10		1.10		.61
8/31/2016	14.09	.11	.25	.36	(.14)	(.21)	(.35)	14.10	2.63	2		1.07		1.07		.76
Class R-3:
2/28/2021[4,5]	14.95	(.01)	(.23)	(.24)	(.02)	(.56)	(.58)	14.13	(1.64)[6]	149		.88	[7]	.88	[7]	(.07)[7]
8/31/2020	14.09	.09	1.08	1.17	(.16)	(.15)	(.31)	14.95	8.41	159		.91		.91		.63
8/31/2019	13.37	.20	.74	.94	(.22)	—	(.22)	14.09	7.00	116		.95		.95		1.47
8/31/2018	13.89	.17	(.52)	(.35)	(.17)	—	(.17)	13.37	(2.46)	119		.96		.96		1.26
8/31/2017	14.10	.11	(.04)	.07	(.11)	(.17)	(.28)	13.89	.55	145		.95		.95		.76
8/31/2016	14.09	.09	.26	.35	(.13)	(.21)	(.34)	14.10	2.57	155		.95		.95		.66
Class R-4:
2/28/2021[4,5]	14.95	.02	(.23)	(.21)	(.04)	(.56)	(.60)	14.14	(1.50)[6]	170		.56	[7]	.56	[7]	.24	[7]
8/31/2020	14.10	.14	1.06	1.20	(.20)	(.15)	(.35)	14.95	8.69	179		.58		.58		.98
8/31/2019	13.38	.24	.74	.98	(.26)	—	(.26)	14.10	7.41	146		.62		.62		1.80
8/31/2018	13.89	.21	(.51)	(.30)	(.21)	—	(.21)	13.38	(2.13)	154		.63		.63		1.58
8/31/2017	14.10	.15	(.04)	.11	(.15)	(.17)	(.32)	13.89	.88	253		.62		.62		1.09
8/31/2016	14.09	.15	.25	.40	(.18)	(.21)	(.39)	14.10	2.90	275		.62		.62		1.09
Class R-5E:
2/28/2021[4,5]	14.95	.03	(.23)	(.20)	(.06)	(.56)	(.62)	14.13	(1.40)[6]	16		.37	[7]	.37	[7]	.44	[7]
8/31/2020	14.09	.15	1.09	1.24	(.23)	(.15)	(.38)	14.95	8.98	16		.37		.37		1.00
8/31/2019	13.37	.28	.73	1.01	(.29)	—	(.29)	14.09	7.56	4		.42		.42		2.02
8/31/2018	13.89	.26	(.54)	(.28)	(.24)	—	(.24)	13.37	(1.91)	2		.41		.41		1.98
8/31/2017	14.10	.19	(.04)	.15	(.19)	(.17)	(.36)	13.89	1.14	—	[10]	.53		.36		1.36
8/31/2016[4,14]	14.08	.13	.25	.38	(.15)	(.21)	(.36)	14.10	2.74 [6]	—	[10]	.49	[7]	.49	[7]	1.21	[7]
Class R-5:
2/28/2021[4,5]	14.95	.04	(.23)	(.19)	(.06)	(.56)	(.62)	14.14	(1.42)[6]	69		.26	[7]	.26	[7]	.54	[7]
8/31/2020	14.10	.19	1.05	1.24	(.24)	(.15)	(.39)	14.95	9.08	68		.28		.28		1.31
8/31/2019	13.38	.29	.73	1.02	(.30)	—	(.30)	14.10	7.74	63		.32		.32		2.11
8/31/2018	13.89	.26	(.52)	(.26)	(.25)	—	(.25)	13.38	(1.84)	63		.33		.33		1.90
8/31/2017	14.10	.19	(.03)	.16	(.20)	(.17)	(.37)	13.89	1.18	63		.33		.33		1.40
8/31/2016	14.09	.17	.27	.44	(.22)	(.21)	(.43)	14.10	3.20	60		.32		.32		1.21
Class R-6:
2/28/2021[4,5]	14.95	.04	(.22)	(.18)	(.07)	(.56)	(.63)	14.14	(1.32)[6]	14,447		.21	[7]	.21	[7]	.60	[7]
8/31/2020	14.10	.20	1.05	1.25	(.25)	(.15)	(.40)	14.95	9.07	12,011		.23		.23		1.36
8/31/2019	13.37	.29	.75	1.04	(.31)	—	(.31)	14.10	7.80	9,928		.27		.27		2.17
8/31/2018	13.89	.27	(.53)	(.26)	(.26)	—	(.26)	13.37	(1.78)	7,867		.27		.27		1.98
8/31/2017	14.10	.20	(.04)	.16	(.20)	(.17)	(.37)	13.89	1.23	5,726		.27		.27		1.48
8/31/2016	14.09	.19	.26	.45	(.23)	(.21)	(.44)	14.10	3.26	3,857		.27		.27		1.35

	Six months ended	Year ended August 31,
Portfolio turnover rate for all share classes[15]	February 28, 2021[4,5,6]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	46%	133%	113%	95%	187%	296%
Including mortgage dollar roll transactions	432%	720%	350%	383%	577%	693%

U. S. Government Securities Fund	31

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

32	U. S. Government Securities Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2020, through February 28, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

U. S. Government Securities Fund	33

Expense example (continued)	Beginning account value 9/1/2020	Ending account value 2/28/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$984.78	$3.00	.61%
Class A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class C – actual return	1,000.00	981.00	6.39	1.30
Class C – assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class T – actual return	1,000.00	986.10	1.67	.34
Class T – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class F-1 – actual return	1,000.00	984.83	3.00	.61
Class F-1 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class F-2 – actual return	1,000.00	986.20	1.58	.32
Class F-2 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class F-3 – actual return	1,000.00	986.74	1.03	.21
Class F-3 – assumed 5% return	1,000.00	1,023.75	1.05	.21
Class 529-A – actual return	1,000.00	984.89	2.90	.59
Class 529-A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 529-C – actual return	1,000.00	981.03	6.48	1.32
Class 529-C – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class 529-E – actual return	1,000.00	983.80	3.98	.81
Class 529-E – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 529-T – actual return	1,000.00	985.18	1.92	.39
Class 529-T – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-F-1 – actual return	1,000.00	985.95	1.72	.35
Class 529-F-1 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 529-F-2 – actual return†	1,000.00	986.02	1.21	.37
Class 529-F-2 – assumed 5% return†	1,000.00	1,022.96	1.86	.37
Class 529-F-3 – actual return†	1,000.00	986.50	.91	.28
Class 529-F-3 – assumed 5% return†	1,000.00	1,023.41	1.40	.28
Class R-1 – actual return	1,000.00	981.59	6.34	1.29
Class R-1 – assumed 5% return	1,000.00	1,018.40	6.46	1.29
Class R-2 – actual return	1,000.00	980.93	6.43	1.31
Class R-2 – assumed 5% return	1,000.00	1,018.30	6.56	1.31
Class R-2E – actual return	1,000.00	983.01	5.02	1.02
Class R-2E – assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class R-3 – actual return	1,000.00	983.58	4.33	.88
Class R-3 – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class R-4 – actual return	1,000.00	985.03	2.76	.56
Class R-4 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class R-5E – actual return	1,000.00	985.98	1.82	.37
Class R-5E – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-5 – actual return	1,000.00	985.81	1.28	.26
Class R-5 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class R-6 – actual return	1,000.00	986.75	1.03	.21
Class R-6 – assumed 5% return	1,000.00	1,023.75	1.05	.21

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 181 days.

34	U. S. Government Securities Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

U. S. Government Securities Fund	35

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	U. S. Government Securities Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]

Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.

A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By __/s/ Kristine M. Nishiyama___________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2021